UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09373

                      OPPENHEIMER SENIOR FLOATING RATE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN CORPORATE LOAN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                    15.0%
--------------------------------------------------------------------------------
Health Care Providers & Services                                          8.0
--------------------------------------------------------------------------------
Auto Components                                                           7.3
--------------------------------------------------------------------------------
Electric Utilities                                                        6.3
--------------------------------------------------------------------------------
Oil & Gas                                                                 6.1
--------------------------------------------------------------------------------
Commercial Services & Supplies                                            6.0
--------------------------------------------------------------------------------
Industrial Conglomerates                                                  5.2
--------------------------------------------------------------------------------
Aerospace & Defense                                                       5.1
--------------------------------------------------------------------------------
Chemicals                                                                 4.9
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                             4.8

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on net assets.

TOP FIVE HOLDINGS BY ISSUERS
--------------------------------------------------------------------------------
Adelphia Communications                                                   1.7%
--------------------------------------------------------------------------------
United Pan-Europe Communications NV                                       1.6
--------------------------------------------------------------------------------
Charter Communications Holdings LLC                                       1.5
--------------------------------------------------------------------------------
Sungard Data Systems                                                      1.3
--------------------------------------------------------------------------------
NRG Energy, Inc.                                                          1.2

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on the total market value of investments.

For more current information on Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

BBB                      2.6%
BB                      17.1
B                       55.0
CCC                      1.5
D                        0.6
Not Rated               22.6
Other Securities         0.6

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                    9 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OPPENHEIMER SENIOR FLOATING RATE FUND IS A CONTINUOUSLY OFFERED CLOSED-END FUND WHOSE SHARES ARE NOT LISTED ON ANY STOCK EXCHANGE OR NATIONAL QUOTATION SERVICE. THE FUND'S SHARES ARE NOT REDEEMABLE FOR CASH DAILY BUT THE FUND SEEKS TO PROVIDE A DEGREE OF LIQUIDITY TO SHAREHOLDER BY MAKING QUARTERLY OFFERS TO REPURCHASE A PORTION OF THE FUND'S SHARES. HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO REPURCHASE ALL SHARES TENDERED IN A PARTICULAR REPURCHASE OFFER. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND WILL FLUCTUATE AND THE FUND IS NOT A MONEY MARKET FUND. THE FUND IS NOT INTENDED AS AN INVESTOR'S ONLY INVESTMENT, BUT TO COMPLEMENT OTHER HOLDINGS.

CLASS A shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.


                   10 | OPPENHEIMER SENIOR FLOATING RATE FUND

CLASS B shares of the Fund were first publicly offered on 9/8/99. Class B total returns are shown net of the applicable early withdrawal charge of 3% (one-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.50% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/8/99. Class C shares are shown net of the applicable 1% early withdrawal charge for the one-year period. Class C shares are subject to an annual 0.50% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/28/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   11 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, early withdrawal charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or earlt withdrawal charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the


                   12 | OPPENHEIMER SENIOR FLOATING RATE FUND

Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                   13 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

                             BEGINNING     ENDING       EXPENSES
                             ACCOUNT       ACCOUNT      PAID DURING
                             VALUE         VALUE        6 MONTHS ENDED
                             (8/1/05)      (1/31/06)    JANUARY 31, 2006 1,2
--------------------------------------------------------------------------------
Class A Actual               $1,000.00     $1,034.20    $4.52
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00      1,020.77     4.49
--------------------------------------------------------------------------------
Class B Actual                1,000.00      1,032.30     7.51
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00      1,017.85     7.45
--------------------------------------------------------------------------------
Class C Actual                1,000.00      1,031.60     7.14
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00      1,018.20     7.10

                                            ENDING      EXPENSES
                              BEGINNING     ACCOUNT     PAID DURING
                              ACCOUNT       VALUE       6 MONTHS ENDED
                              VALUE         (1/31/06)   JANUARY 31, 2006 2,3
--------------------------------------------------------------------------------
Class Y Actual               $1,000.00     $1,013.90    $0.65
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00      1,023.39     1.84

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid for Classes A, B and C are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2. Hypothetical expenses paid for all classes are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3. Actual expenses paid for Class Y are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 65/365 [to reflect the period from November 28, 2005 (inception of offering) to January 31, 2006].

Those annualized expense ratios based on the 6-month period ended January 31, 2006 for Classes A, B and C, and for the period from November 28, 2005 (inception of offering) to January 31, 2006 for Class Y are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        0.88%
------------------------
Class B        1.46
------------------------
Class C        1.39
------------------------
Class Y        0.36

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                   14 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
CORPORATE LOANS--107.5%
--------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--33.1%
--------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--7.3%
Collins & Aikman Corp., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession, 7.50%-7.563%, 5/17/07 1                                  $10,000,000      $   10,087,500
--------------------------------------------------------------------------------------------------------------
Delphi Corp., Sr. Sec. Credit Facilities Revolving Credit Loan:
Tranche B, 6/3/09 1,2                                                            5,000,000           4,998,215
6/18/09 1,2,3                                                                    5,000,000           5,170,315
11.343%, 6/18/09 1,3                                                            14,037,015          14,515,157
--------------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-Petition Revolving
Credit Loan:
Tranche B, 12/30/06 1,2                                                         10,000,000           9,334,380
Tranche B, 6.31%, 12/30/06 1                                                    14,601,461          13,629,559
--------------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession, 6.563%, 12/9/06 1                                          7,000,000           7,005,831
--------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 7.06%, 4/30/10 1                                                     25,000,000          25,283,850
--------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.31%-7.97%, 6/3/09 1                                                14,434,711          14,429,559
--------------------------------------------------------------------------------------------------------------
Key Plastics LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.38%-9.37%, 6/25/10 1,3                                             13,769,783          13,769,783
--------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.18%-7.71%, 6/23/11 1                                               20,451,269          20,694,128
--------------------------------------------------------------------------------------------------------------
Plastech Engineered Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.28%, 2/12/10 1                                                     10,355,732           9,667,076
--------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.63%, 12/12/10 1                                                     8,985,011           9,133,264
--------------------------------------------------------------------------------------------------------------
TI Automotive Ltd., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 7.942%, 6/7/11 1                                                     22,068,967          21,765,519
--------------------------------------------------------------------------------------------------------------
Tire Rack, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.78%-6.81%, 6/24/12 1,3                                             14,596,453          14,778,909
--------------------------------------------------------------------------------------------------------------
Tower Automotive, Inc., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession, 7.25%, 2/2/07 1                                           26,000,000          26,557,154
                                                                                                --------------
                                                                                                   220,820,199

--------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.3%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.869%-10.603%, 8/10/11 1,3                                           9,900,000          10,229,997
--------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.8%
Aladdin/OpBiz Gaming LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 5.78%, 8/31/10 1                                                     15,967,308          15,757,737
Tranche B, 8.505%, 8/31/10 1                                                        39,950              39,445


                   15 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
AMF Bowling Worldwide, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 7.053%-7.66%, 8/27/09 1,3                                $ 1,589,092      $    1,603,494
--------------------------------------------------------------------------------------------------------------
Arby's LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.656%-6.918%, 7/25/12 1                                              8,925,024           8,992,757
--------------------------------------------------------------------------------------------------------------
Buffets, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.027%-8.068%, 6/28/09 1                                              1,423,560           1,437,796
Tranche B, 8.19%, 6/28/09 1,3                                                   12,292,502          12,415,427
--------------------------------------------------------------------------------------------------------------
Caribbean Restaurants LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.85%, 6/30/09 1                                                      2,000,000           2,026,250
--------------------------------------------------------------------------------------------------------------
Denny's Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.303%-7.97%, 9/30/09 1                                               6,910,181           7,046,947
--------------------------------------------------------------------------------------------------------------
Denny's Corp., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 9.178%-9.845%, 8/31/10 1,3                                            4,999,998           5,152,086
--------------------------------------------------------------------------------------------------------------
Garden Fresh Restaurant Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 9.37%, 6/20/11 1,3                                         7,000,000           7,017,500
--------------------------------------------------------------------------------------------------------------
Harmon Koval Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.73%, 12/31/06 1,3                                                  10,000,000           9,950,000
--------------------------------------------------------------------------------------------------------------
MotorCity Casino LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.39%-6.519%, 7/21/12 1                                               6,965,007           7,014,633
--------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.04%-6.39%, 10/3/12 1                                                6,483,750           6,576,954
--------------------------------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.53%, 3/22/12 1                                 19,259,241          18,936,649
--------------------------------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 12.027%, 3/22/13 1                                          10,201,415           9,242,482
--------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 7.17%, 5/20/12 1                                                     3,980,000           4,028,922
Tranche B2, 1%, 5/20/12 1                                                        3,990,000           4,038,004
--------------------------------------------------------------------------------------------------------------
Turtle Bay Resort, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.318%, 9/13/10 1,3                                                   9,975,000          10,074,750
--------------------------------------------------------------------------------------------------------------
Wembley plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.08%, 7/25/12 1,3   2,985,000           3,032,575
--------------------------------------------------------------------------------------------------------------
Wembley plc, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.83%, 7/25/13 1,3   4,000,000           4,076,668
--------------------------------------------------------------------------------------------------------------
Yonkers Racing Corp., Sr. Sec. Credit Facilities
Term Loan, 2.25%-8.04%, 7/25/11 1                                                8,500,001           8,595,626
                                                                                                --------------
                                                                                                   147,056,702

--------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Culligan International Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.97%, 9/30/11 1                                                      9,900,000          10,038,184
--------------------------------------------------------------------------------------------------------------
Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.313%, 12/18/12 1,3                                                 10,000,000          10,021,880
--------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Sec. Credit Facilities Term Loan,
7.188%, 7/29/08 1,3                                                              9,000,000           9,078,750
                                                                                                --------------
                                                                                                    29,138,814


                   16 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.0%
24 Hour Fitness, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.54%-7.70%, 6/18/12 1                                              $20,000,000      $   20,283,340
--------------------------------------------------------------------------------------------------------------
Latham International Ltd., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.74%-7.83%, 12/29/10 1,3                                             9,395,060           9,483,138
                                                                                                --------------
                                                                                                    29,766,478

--------------------------------------------------------------------------------------------------------------
MEDIA--15.0%
Affinion Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.10%-7.233%, 9/19/12 1                                              12,325,581          12,263,954
--------------------------------------------------------------------------------------------------------------
ALM Properties, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.027%, 3/4/10 1                                                     15,190,475          15,196,809
--------------------------------------------------------------------------------------------------------------
Atlantic Broadband LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.20%, 9/1/11 1                                                      10,546,061          10,733,918
--------------------------------------------------------------------------------------------------------------
Bragg Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.46%, 8/31/11 1,3                                                    9,974,747          10,080,729
--------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan:
7.246%-7.791%, 2/23/09 1,3                                                       2,456,141           2,471,491
9.616%, 2/23/09 1                                                                    6,266               6,305
--------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan:
Tranche C, 10.29%-10.55%, 2/23/10 1,3                                           15,126,329          15,693,567
Tranche C, 10.29%-12.082%, 2/23/10 1                                             5,026,151           5,214,632
--------------------------------------------------------------------------------------------------------------
Century-TCI California LP, Sr. Sec. Credit Facilities Revolving
Credit Loan, 7.397%, 12/31/07 1                                                 24,435,000          24,282,281
--------------------------------------------------------------------------------------------------------------
Century-TCI California LP, Sr. Sec. Credit Facilities
Term Loan, 7.397%, 12/31/07 1                                                   24,703,475          24,549,078
--------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche A, 7.67%, 4/27/10 1                                          40,744,653          40,961,862
--------------------------------------------------------------------------------------------------------------
Cygnus Business Media, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.10%, 12/31/08 1,3                                                   9,974,747           9,924,874
--------------------------------------------------------------------------------------------------------------
Deluxe Entertainment Services, Inc., Sr. Sec. Credit Facilities
Term Loan, 8.318%, 1/13/10 1                                                     7,500,000           7,607,813
--------------------------------------------------------------------------------------------------------------
Endurance Business Media, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.74%, 3/7/12 1,3                                                     7,500,000           7,570,313
--------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities
Revolving Credit Loan, 8.90%, 3/31/06 1                                          9,363,636           9,387,045
--------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.03%, 11/22/12 1                                                     7,500,000           7,560,937
Tranche B, 6.11%, 12/30/12 1                                                     3,000,000           3,024,375
--------------------------------------------------------------------------------------------------------------
Herald Media, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.28%, 7/22/11 1,3                                                    4,860,089           4,884,390
--------------------------------------------------------------------------------------------------------------
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.86%, 8/5/12 1                                                      15,920,000          15,997,610


                   17 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
MEDIA Continued
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 6.78%, 4/8/11 1                                                     $ 4,000,000      $    4,030,000
Tranche B, 6.78%, 4/8/12 1                                                       6,000,000           6,068,862
--------------------------------------------------------------------------------------------------------------
Newspaper Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.188%, 8/24/12 1,3                                                   6,296,667           6,339,956
--------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.777%, 1/15/12 1                                                    25,000,000          25,078,125
--------------------------------------------------------------------------------------------------------------
PBI Media LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.777%-6.918%, 9/30/12 1                                              7,980,000           7,983,328
--------------------------------------------------------------------------------------------------------------
PBI Media LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.668%, 9/30/13 1,3                                                 12,000,000          11,760,000
--------------------------------------------------------------------------------------------------------------
Quebecor Media, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.602%, 1/15/13 1                                                    15,000,000          15,221,880
--------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.527%-8.318%, 11/10/10 1                                            34,146,601          34,577,701
--------------------------------------------------------------------------------------------------------------
San Juan Cable & Construction, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.44%, 10/1/12 1                                                     10,000,000          10,090,630
--------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc., Sr. Sec. Credit Facilities Term
Loan, 6.76%, 7/31/13 1                                                          15,000,000          15,023,445
--------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.53%, 6/10/12 1                                      8,432,519           8,553,736
--------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 8.02%, 6/10/13 1                                                      4,000,000           4,060,832
--------------------------------------------------------------------------------------------------------------
Triple Crown Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.74%, 6/30/10 1,3                                                    8,000,000           8,010,000
--------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, Sr. Sec. Credit Facilities Term Loan:
Tranche F2, 8.03%, 2/1/12 1                                                     18,000,000          18,258,750
Tranche H2, 7.28%, 9/30/12 1                                                    35,000,000          35,428,120
--------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan:
11/3/12 1,2,3                                                                    5,000,000           5,011,720
6.563%-6.813%, 11/3/12 1                                                         9,950,000           9,973,323
                                                                                                --------------
                                                                                                   452,882,391

--------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Dollarama Group LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.918%, 11/18/11 1,3                                                  6,930,000           7,033,950
Tranche B Add-On, 6.918%, 11/18/11 1,3                                           2,106,414           2,138,011
--------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.57%, 11/24/08 1                                                    11,451,429          11,485,543
--------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.947%, 4/6/13 1                                                      2,898,734           2,933,991
                                                                                                --------------
                                                                                                    23,591,495


                   18 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.3%
BCBG Max Azria Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.313%-9.37%, 8/10/11 1                                             $13,999,999      $   13,938,750
--------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.53%-7.80%, 3/1/12 1,3                                               7,940,001           8,044,213
--------------------------------------------------------------------------------------------------------------
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.94%-7.068%, 7/15/10 1                                              13,668,000          13,825,181
--------------------------------------------------------------------------------------------------------------
Movie Gallery, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.28%, 4/27/11 1                                                      3,967,531           3,797,495
--------------------------------------------------------------------------------------------------------------
Oriental Trading Co., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 9.313%, 2/14/11 1                                                     5,000,000           5,035,415
--------------------------------------------------------------------------------------------------------------
Oriental Trading Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.813%, 2/14/10 1                                                    11,595,164          11,677,294
--------------------------------------------------------------------------------------------------------------
Pep Boys (The), Sr. Sec. Credit Facilities Term Loan, 7.31%, 1/27/11 1           4,000,000           4,060,000
--------------------------------------------------------------------------------------------------------------
Savers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 7.466%, 7/30/09 1,3                                                   5,478,051           5,536,255
Tranche B, 7.818%, 7/30/09 1                                                     3,589,986           3,628,130
                                                                                                --------------
                                                                                                    69,542,733

--------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Levi Strauss & Co., Sr. Sec. Credit Facilities
Term Loan, 11.185%-11.345%, 8/1/06 1,3                                           7,731,559           7,898,275
--------------------------------------------------------------------------------------------------------------
Maidenform, Inc., Sr. Sec. Credit Facilities
Term Loan, 5.764%-6.22%, 6/7/10 1                                                9,166,667           9,269,792
                                                                                                --------------
                                                                                                    17,168,067

--------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.8%
--------------------------------------------------------------------------------------------------------------
BEVERAGES--0.4%
Le*Nature's, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.26%-9.37%, 5/20/10 1,3                                              3,925,075           3,983,951
Tranche B Add-On, 7.88%-9.37%, 12/28/12 1                                        5,094,937           5,171,361
--------------------------------------------------------------------------------------------------------------
Sunny Delight Beverages Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.36%-8.63%, 8/3/10 1                                                            2,426,471           2,408,272
                                                                                                --------------
                                                                                                    11,563,584

--------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Bi-Lo Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.46%-8.57%, 7/29/11 1                                               40,405,798          40,380,544
--------------------------------------------------------------------------------------------------------------
MAPCO, Inc., Sr. Sec. Credit Facilities Term Loan, 7.26%-9.123%, 4/28/11 1       6,965,000           7,056,416
--------------------------------------------------------------------------------------------------------------
Roundy's Supermarkets, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.42%-7.49%, 11/3/11 1                                               10,000,000           9,975,000
                                                                                                --------------
                                                                                                    57,411,960


                   19 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B1, 6.277%, 9/30/12 1,3                                                $ 2,493,750      $    2,529,598
--------------------------------------------------------------------------------------------------------------
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B2, 0.50%, 9/30/12 1,3                                     8,000,000           8,045,000
--------------------------------------------------------------------------------------------------------------
Bolthouse Farms, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.938%, 11/17/12 1                                                    1,500,000           1,522,812
--------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 6.56%, 6/28/12 1                                                     14,935,000          15,112,353
--------------------------------------------------------------------------------------------------------------
Meow Mix, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.74%, 7/13/11 1,3                                                   10,840,351          11,009,731
--------------------------------------------------------------------------------------------------------------
Windsor Quality Food Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.28%, 12/10/10 1,3                                                   6,440,000           6,456,100
                                                                                                --------------
                                                                                                    44,675,594

--------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Amscan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.51%, 12/22/12 1                                                    17,000,000          16,837,089
--------------------------------------------------------------------------------------------------------------
Jarden Corp., Sr. Sec. Credit Facilities Term Loan, 6.527%, 1/24/12 1           11,659,183          11,760,163
--------------------------------------------------------------------------------------------------------------
Playpower, Inc., Sr. Sec. Credit Facilities Term Loan, 7.53%, 2/1/10 1,3        10,081,197          10,219,813
                                                                                                --------------
                                                                                                    38,817,065

--------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--3.1%
American Safety Razor Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.15%, 2/1/12 1,3                                                     6,496,389           6,593,835
--------------------------------------------------------------------------------------------------------------
American Safety Razor Co., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.31%, 8/1/12 1,3                                                    7,000,000           7,105,000
--------------------------------------------------------------------------------------------------------------
Cosmetic Essence, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.438%-8.877%, 12/3/10 1,3                                           11,496,783          10,864,460
--------------------------------------------------------------------------------------------------------------
FGX International, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.50%, 12/15/12 1                                                    15,000,000          14,887,500
--------------------------------------------------------------------------------------------------------------
MD Beauty, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.67%-9.50%, 2/18/12 1                                               14,451,033          14,541,353
--------------------------------------------------------------------------------------------------------------
MD Beauty, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 11.67%, 2/18/13 1                                                     7,500,000           7,537,500
--------------------------------------------------------------------------------------------------------------
Natural Products Group, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.78%-7.82%, 8/16/11 1,3                                             11,328,176          11,384,818
--------------------------------------------------------------------------------------------------------------
Nice-Pak Products, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.149%, 6/18/10 1,3                                                   4,625,000           4,665,469
Tranche B, 9.37%, 6/18/10 1                                                         62,500              63,047
--------------------------------------------------------------------------------------------------------------
Pure Fishing, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.53%, 3/23/10 1,3                                                    4,461,052           4,497,298
Tranche B, 7.53%-7.70%, 3/23/10 1                                               13,070,883          13,177,083
                                                                                                --------------
                                                                                                    95,317,363


                   20 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
TOBACCO--0.6%
Commonwealth Brands, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7%, 12/22/12 1                                                      $14,837,500      $   15,015,550
--------------------------------------------------------------------------------------------------------------
Mafco, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.50%, 12/15/11 1,3                                                   3,890,909           3,932,250
                                                                                                --------------
                                                                                                    18,947,800

--------------------------------------------------------------------------------------------------------------
ENERGY--6.5%
--------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Northern Star Generation LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.527%, 12/17/11 1,3                                                 12,835,919          13,008,409
--------------------------------------------------------------------------------------------------------------
OIL & GAS--6.1%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.49%-10.068%, 4/14/10 1                                             28,812,463          29,586,797
--------------------------------------------------------------------------------------------------------------
Cheniere Energy, Inc., Sr. Sec. Credit Facilities Term Loan, 6.95%, 9/1/12 1    15,945,000          16,099,475
--------------------------------------------------------------------------------------------------------------
Coleto Creek WLE LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche C, 7.918%, 7/1/12 1,3                                                   19,260,000          19,452,600
--------------------------------------------------------------------------------------------------------------
El Paso Corp., Sr. Sec. Credit Facilities Term Loan, 7.313%, 11/23/09 1         22,786,290          22,968,261
--------------------------------------------------------------------------------------------------------------
Ferrell Cos., Inc., Sr. Sec. Credit Facilities
Term Loan, 7.983%-7.997%, 12/17/11 1                                            21,776,936          22,103,591
--------------------------------------------------------------------------------------------------------------
Hercules Offshore LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.78%, 6/29/10 1,3                                                    8,419,643           8,535,413
--------------------------------------------------------------------------------------------------------------
PowerWell Services, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.30%, 8/19/10 1                                                     23,000,000          23,273,125
--------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., Sr. Sec. Credit Facilities Bridge
Term Loan, 6.83%, 10/31/07 1,3                                                  16,000,000          16,060,000
--------------------------------------------------------------------------------------------------------------
Texstar Operating, Inc., Sr. Sec. Credit Facilities
Term Loan, 7.71%, 11/30/11 1,3                                                  10,000,000          10,050,000
--------------------------------------------------------------------------------------------------------------
TXOK Acquisition, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 9.063%, 9/27/10 1,3                                                  16,000,000          16,200,000
                                                                                                --------------
                                                                                                   184,329,262

--------------------------------------------------------------------------------------------------------------
FINANCIALS--2.4%
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
Ameritrade Holding Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.04%, 1/27/13 1                                                     20,000,000          20,127,500
--------------------------------------------------------------------------------------------------------------
INSURANCE--0.7%
Conseco, Inc., Sr. Sec. Credit Facilities Term Loan, 6.47%, 6/22/10 1            9,807,791           9,893,609
--------------------------------------------------------------------------------------------------------------
Swett & Crawford Group, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.35%, 11/16/11 1,3                                                   5,000,000           5,062,500
--------------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.144%-7.29%, 11/30/10 1                                              7,391,444           7,428,401
                                                                                                --------------
                                                                                                    22,384,510


                   21 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
Capital Auto REIT, Sr. Sec. Credit Facilities Term Loan, 6.31%, 12/31/10 1     $15,000,000      $   15,061,875
--------------------------------------------------------------------------------------------------------------
Gables Realty Ltd., Sr. Sec. Credit Facilities
Term Loan, 6.15%-6.17%, 9/30/06 1                                                4,686,842           4,717,110
--------------------------------------------------------------------------------------------------------------
LNR Property Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.26%-7.42%, 2/3/08 1                                                10,000,000          10,085,940
                                                                                                --------------
                                                                                                    29,864,925

--------------------------------------------------------------------------------------------------------------
HEALTH CARE--8.8%
--------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Aircast, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 11.45%, 6/7/11 1,3                                                    1,000,000           1,015,000
--------------------------------------------------------------------------------------------------------------
Aircast, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.20%, 10/28/10 1,3                                                   2,712,454           2,734,492
--------------------------------------------------------------------------------------------------------------
CCS Medical, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.78%, 9/30/12 1    22,000,000          21,789,174
                                                                                                --------------
                                                                                                    25,538,666

--------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--8.0%
American Medical Response/EmCare Holdings, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 6.56%-6.78%, 2/10/12 1                                     9,220,714           9,335,974
--------------------------------------------------------------------------------------------------------------
Ameripath, Inc., Sr. Sec. Credit Facilities Term Loan, 6.57%, 1/25/13 1          6,000,000           6,076,878
--------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.03%, 7/27/11 1,3                                                    9,152,381           9,209,583
--------------------------------------------------------------------------------------------------------------
Benchmark Medical, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.877%, 12/27/12 1,3                                                  5,000,000           5,050,000
--------------------------------------------------------------------------------------------------------------
CompBenefits Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.156%-8.318%, 8/27/09 1,3                                            4,616,914           4,616,914
Tranche C, 11.318%, 2/27/10 1,3                                                  1,965,000           1,960,088
--------------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.53%-6.69%, 9/30/11 1,3                                              6,982,500           7,077,057
--------------------------------------------------------------------------------------------------------------
DaVita, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.54%-6.94%, 10/5/12 1                                               10,477,502          10,639,428
Tranche B, 6.85%, 10/5/12 1,3                                                       64,706              65,706
--------------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 10.41%, 11/15/09 1,3                                                  5,380,367           5,487,974
--------------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
Tranche B, 12.41%, 11/15/09 1,3                                                  2,080,196           2,121,800
--------------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.73%-9.75%, 7/20/12 1,3                                              9,447,715           9,533,339
--------------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 12.23%, 12/20/12 1                                                    1,000,000           1,009,375
--------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Letter of Credit
Term Loan, 7.007%, 3/21/10 1,3                                                     362,620             364,320
--------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan, 7.07%, 6/14/07 1,3      6,041,692           6,070,015
--------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Sub. Credit Facilities Term Loan, 10.375%, 1/16/11  10,500,000          11,200,004
--------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Unsec. Credit Facilities Term Loan, 9.49%, 6/10/10 1     16,000,000          16,200,000


                   22 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Matria Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.63%, 2/10/12 1                                                    $ 8,153,846      $    8,235,385
Tranche C, 8.63%, 2/10/07 1                                                      3,846,154           3,884,615
--------------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.791%, 1/6/13 1                                                     19,000,000          19,213,750
--------------------------------------------------------------------------------------------------------------
Renal Advantage, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.97%, 9/30/12 1,3                                                    3,990,000           4,037,381
--------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit
Term Loan, 6.919%, 2/18/12 1,3                                                   2,604,709           2,643,780
--------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.86%-7.101%, 2/18/12 1,3                                             9,004,851           9,139,924
--------------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.47%-7.692%, 11/9/10 1,3                                 11,820,949          11,968,711
--------------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche C, 11.832%, 5/9/11 1,3                                        1,500,000           1,526,250
--------------------------------------------------------------------------------------------------------------
SouthernCare, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.698%-7.81%, 12/10/10 1,3                                            9,405,000           9,510,807
--------------------------------------------------------------------------------------------------------------
Team Health, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.88%, 11/30/12 1,3                                                  10,000,000          10,093,750
--------------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.53%, 8/12/12 1,3                                                    6,982,500           6,842,850
--------------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 13.06%, 1/12/13 1                                                     2,000,000           1,903,334
--------------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities Acquisition
Term Loan, Tranche B, 6.771%-6.95%, 9/23/11 1                                   14,860,257          15,067,676
--------------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.011%-7.277%, 1/4/12 1                                              18,591,232          18,694,357
Tranche C, 7.277%, 1/4/12 1                                                      5,513,726           5,544,311
Tranche D, 7.277%, 1/4/12 1                                                      3,537,459           3,557,082
--------------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw:
1.375%, 1/14/12 1                                                                  344,646             345,335
7.28%-7.44%, 1/14/12 1,3                                                         2,522,072           2,527,116
                                                                                                --------------
                                                                                                   240,754,869

--------------------------------------------------------------------------------------------------------------
INDUSTRIALS--21.6%
--------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.1%
American Airlines, Inc., Sr. Sec. Credit Facilities Revolving
Credit Loan, 9.22%-9.49%, 6/17/09 1,3                                            8,100,000           8,116,451
--------------------------------------------------------------------------------------------------------------
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, 7.81%, 1/5/11 1,3            7,833,770           7,887,627
--------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 8.777%, 3/31/08 1,3                                        8,478,750           8,542,341


                   23 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 11%, 6/30/08 3                                                      $ 8,000,000      $    8,040,000
--------------------------------------------------------------------------------------------------------------
Delta Airlines, Inc., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession:
Tranche A, 9.01%, 3/27/08 1                                                      1,000,000           1,038,875
Tranche B, 11.01%, 3/27/08 1,3                                                   8,000,000           8,320,832
--------------------------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.813%-7.438%, 2/1/11 1,3                                            18,887,500          19,084,252
--------------------------------------------------------------------------------------------------------------
Federal Information Technology Systems, Inc., Sr. Sec. Credit Facilities
Term Loan, 7.26%-7.48%, 4/1/11 1,3                                               5,952,512           6,019,479
--------------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of Credit
Term Loan, 7.82%, 12/6/09 1                                                      5,744,670           5,805,707
--------------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, 6.86%-7.66%, 12/6/09 1      9,772,811           9,876,647
--------------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.625%, 12/30/12 1                                                   20,000,000          20,237,500
--------------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 12.625%, 6/30/13 1                                                    8,000,000           8,200,000
--------------------------------------------------------------------------------------------------------------
Mid-Western Aircraft Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.85%, 12/31/11 1                                                     4,975,000           5,048,073
--------------------------------------------------------------------------------------------------------------
Northwest Airlines, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 9.74%, 11/23/09 1,4                                                  15,000,000          15,176,790
--------------------------------------------------------------------------------------------------------------
United Airlines, Inc., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession, 8.62%, 3/31/06 1,3                                        15,553,891          15,680,267
--------------------------------------------------------------------------------------------------------------
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.02%, 1/28/11 1,3                                                    4,466,250           4,537,433
--------------------------------------------------------------------------------------------------------------
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.77%, 7/28/11 1,3                                                   2,000,000           2,043,126
                                                                                                --------------
                                                                                                   153,655,400

--------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--3.1%
Acoustical Material Services, Inc., Sr. Sec. Credit Facilities Term Loan,
7.28%-7.32%, 4/13/12 1,3                                                        13,242,785          13,375,212
--------------------------------------------------------------------------------------------------------------
CHI Overhead Doors, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.95%-9.863%, 4/19/10 1,3                                             4,372,905           4,422,100
--------------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.72%-6.777%, 10/20/11 1,3                                            7,599,873           7,652,122
--------------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 9.527%, 4/20/12 1,3                                                   7,000,000           6,954,066
--------------------------------------------------------------------------------------------------------------
Formica Corp. (Canada), Sr. Sec. Credit Facilities
Term Loan, 9.291%-9.51%, 6/15/10 1,3                                             1,782,767           1,791,680
--------------------------------------------------------------------------------------------------------------
Formica Corp. (Spain), Sr. Sec. Credit Facilities
Term Loan, 9.291%-9.51%, 6/15/10 1,3                                             4,320,081           4,341,681
--------------------------------------------------------------------------------------------------------------
Formica Corp. (UK), Sr. Sec. Credit Facilities
Term Loan, 9.291%-9.51%, 6/15/10 1,3                                             2,209,309           2,220,356


                   24 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS Continued
Formica Corp., Sr. Sec. Credit Facilities Term Loan, 9.51%, 6/15/10 1,3        $ 6,204,502      $    6,235,524
--------------------------------------------------------------------------------------------------------------
MAAX, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.40%-7.64%, 6/4/11 1,3                                               8,435,660           8,182,590
--------------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A1, 7.38%-7.56%, 1/29/10 1,3                                            11,401,821          11,430,325
--------------------------------------------------------------------------------------------------------------
Professional Paint, Inc., Sr. Sec. Credit Facilities
Term Loan, 7.25%-7.313%, 9/30/11 1,3                                             6,185,064           6,231,454
--------------------------------------------------------------------------------------------------------------
Quality Home Brands, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.13%-7.28%, 11/4/11 1                                                4,724,342           4,753,869
--------------------------------------------------------------------------------------------------------------
United Subcontractors, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.70%, 12/27/12 1                                         15,000,000          15,037,500
                                                                                                --------------
                                                                                                    92,628,479

--------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--6.0%
Allied Security, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.28%, 6/30/10 1,3                                                   10,943,108          11,079,897
--------------------------------------------------------------------------------------------------------------
Coinmach Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 1.25%-7.063%, 12/22/12 1                                              7,000,001           7,110,830
--------------------------------------------------------------------------------------------------------------
Headwaters, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.86%, 4/30/11 1                                                     14,430,273          14,562,555
--------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.65%, 12/21/12 1                                                    19,966,667          20,239,831
--------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), Sr. Sec. Credit Facilities Term Loan,
Delayed Draw:
12/21/12 1,2                                                                     2,000,000           2,030,682
1.11%, 12/21/12 1                                                                9,255,556           9,397,545
--------------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.469%-10.473%, 8/13/10 1,3                                         13,807,531          14,040,533
--------------------------------------------------------------------------------------------------------------
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche A, 10.75%, 8/16/09 1,3                                       16,989,817          17,074,766
--------------------------------------------------------------------------------------------------------------
Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.068%, 5/23/12 1,3                                                  10,307,778          10,256,239
--------------------------------------------------------------------------------------------------------------
Protection One, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.38%-7.56%, 4/18/11 1,3                                              6,547,018           6,616,581
--------------------------------------------------------------------------------------------------------------
Safety-Kleen Systems, Inc., Sr. Sec. Credit Facilities Prefunded Letter of
Credit Term Loan, 11.419%, 4/6/11 1,3                                            4,000,000           4,105,000
--------------------------------------------------------------------------------------------------------------
Safety-Kleen Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
11.33%-11.56%, 4/6/11 1,3                                                        5,955,000           6,111,319
--------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.81%, 4/29/12 1,3                                                    8,571,428           8,614,286
--------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 6.75%, 4/29/12 1,3                                                 1,428,572           1,432,143


                   25 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche A, 7.563%, 6/16/10 1,3                                                 $ 5,228,927      $    5,274,680
--------------------------------------------------------------------------------------------------------------
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche B, 7.563%, 6/16/10 1,3                                                   1,936,276           1,941,116
--------------------------------------------------------------------------------------------------------------
TRM Corp., Sr. Sec. Credit Facilities Term Loan, 8.47%-8.568%, 11/24/10 1,3     10,370,453          10,318,601
--------------------------------------------------------------------------------------------------------------
U.S. Investigation Services, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 7.04%, 12/29/12 1,3                                                   7,000,000           7,048,125
--------------------------------------------------------------------------------------------------------------
U.S. Investigation Services, Inc., Sr. Sec. Credit Facilities
Term Loan, 7%, 10/21/12 1                                                       12,967,500          13,056,652
--------------------------------------------------------------------------------------------------------------
Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.66%, 10/17/10 1,3                                                  12,000,000          12,030,000
                                                                                                --------------
                                                                                                   182,341,381

--------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.8%
Rhodes Homes, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.75%, 11/18/10 1                                                     2,437,500           2,458,828
--------------------------------------------------------------------------------------------------------------
SunCal Master I Cos., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.78%, 1/25/10 1                                                     10,500,000          10,526,250
--------------------------------------------------------------------------------------------------------------
Walter Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.054%-6.527%, 10/3/12 1,3                                            9,974,999          10,115,279
                                                                                                --------------
                                                                                                    23,100,357

--------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.2%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.885%-7.13%, 8/19/10 1,3                                             6,032,089           6,125,085
--------------------------------------------------------------------------------------------------------------
Axia, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.87%, 12/20/12 1,3                                                  10,000,000          10,025,000
--------------------------------------------------------------------------------------------------------------
Blount International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.885%-8.25%, 8/9/10 1                                                9,383,890           9,481,642
--------------------------------------------------------------------------------------------------------------
Cellnet Technology, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.53%, 4/26/12 1                                          14,925,000          15,148,875
--------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., Sr. Sec. Credit Facilities
Term Loan, 6.72%, 7/23/10 1                                                      6,850,000           6,915,644
--------------------------------------------------------------------------------------------------------------
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.688%-7.813%, 3/31/11 1,3                                           16,324,220          16,533,383
--------------------------------------------------------------------------------------------------------------
Invensys plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.791%, 9/5/09 1,3                                                    4,533,856           4,590,529
--------------------------------------------------------------------------------------------------------------
Joan Fabrics Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 8.781%, 8/28/06 1,3                                                     278,358             226,166
--------------------------------------------------------------------------------------------------------------
Mueller Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.466%-6.918%, 10/3/12 1                                             17,954,999          18,190,658
--------------------------------------------------------------------------------------------------------------
PP Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, 7.53%, 11/12/11 1   13,677,265          13,614,583


                   26 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES Continued
Roller Bearing Co. of America, Inc., Sr. Sec. Credit Facilities
Term Loan, 7.135%, 7/1/11 1,3                                                  $18,641,850      $   18,781,664
--------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 6.54%-7.22%, 12/17/10 1,3                                           10,631,472          10,747,759
Tranche B2, 6.54%-7.22%, 12/17/10 1,3                                            1,374,416           1,389,450
--------------------------------------------------------------------------------------------------------------
Tinnerman Palnut Engineered Products LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.64%-9.75%, 11/5/09 1,3                                             13,324,051          13,190,811
--------------------------------------------------------------------------------------------------------------
TriMas Corp., Sr. Sec. Credit Facilities Revolving Credit Loan:
7.938%-8%, 12/31/07 1,3                                                          1,333,333           1,300,000
8.03%, 12/31/07 1                                                                  333,333             325,000
--------------------------------------------------------------------------------------------------------------
TriMas Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.375%, 12/31/09 1,3                                                 11,704,280          11,806,693
Tranche B, 8.375%, 12/31/09 1                                                       29,619              29,879
                                                                                                --------------
                                                                                                   158,422,821

--------------------------------------------------------------------------------------------------------------
MACHINERY--0.9%
Babcock & Wilcox Co., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 12/30/10 1,2                                                      16,500,000          16,582,500
--------------------------------------------------------------------------------------------------------------
Gleason Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.894%-7.07%, 7/31/11 1,3                                            11,200,152          11,340,154
--------------------------------------------------------------------------------------------------------------
Gleason Corp., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.04%, 1/31/12 1,3                                                     995,000           1,012,413
                                                                                                --------------
                                                                                                    28,935,067

--------------------------------------------------------------------------------------------------------------
MARINE--0.5%
Great Lakes Dredge & Dock Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.77%-8.24%, 12/22/10 1,3                                            14,936,106          15,160,148
--------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.8%
--------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
Aspect Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.563%, 9/22/10 1,3                                                  13,000,000          13,121,875
--------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Amkor Technology, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche B, 8.88%, 10/27/10 1,3                                       10,000,000          10,365,630
--------------------------------------------------------------------------------------------------------------
Viasystems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 8.83%, 9/30/09 1,3                                                    9,895,037           9,969,251
                                                                                                --------------
                                                                                                    20,334,881

--------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.3%
DoubleClick, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.79%-8.34%, 6/14/12 1                                               29,445,000          29,886,675


                   27 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Infor Global Solutions (Luxembourg), Sr. Sec. Credit Facilities 2nd Lien
Term Loan:
11.73%-11.89%, 3/23/12 1                                                       $   750,000      $      768,750
12.082%, 3/23/12 1,3                                                               750,000             768,750
--------------------------------------------------------------------------------------------------------------
Infor Global Solutions (Luxembourg), Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.73%-7.89%, 3/31/11 1                                                2,693,250           2,699,983
Tranche B, 8.137%, 3/31/11 1,3                                                   1,350,000           1,353,375
--------------------------------------------------------------------------------------------------------------
Infor Global Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 7.73%-7.89%, 4/16/11 1                                                3,291,750           3,299,979
Tranche B, 8.137%, 4/16/11 1,3                                                   1,650,000           1,654,125
--------------------------------------------------------------------------------------------------------------
Open Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 0.50%, 3/14/11 1,3                                                   13,500,000          13,635,000
--------------------------------------------------------------------------------------------------------------
Open Solutions, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 0.50%, 9/14/11 1,3                                                    6,500,000           6,609,688
--------------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.027%-7.03%, 11/4/12 1,3                                             8,000,000           8,092,504
                                                                                                --------------
                                                                                                    68,768,829

--------------------------------------------------------------------------------------------------------------
IT SERVICES--1.1%
Sungard Data Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.81%, 1/22/13 1                                                     24,825,100          25,109,546
--------------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Delayed Draw, 1/5/12 1,2                                                           888,889             900,000
--------------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.068%, 1/5/12 1                                                      7,111,111           7,146,667
                                                                                                --------------
                                                                                                    33,156,213

--------------------------------------------------------------------------------------------------------------
SOFTWARE--0.3%
Corel Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.76%, 1/27/10 1,3                                                    9,094,391           9,139,863
--------------------------------------------------------------------------------------------------------------
MATERIALS--7.5%
--------------------------------------------------------------------------------------------------------------
CHEMICALS--4.9%
Bassell NV, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.906%, 9/15/13 1                                                     2,500,000           2,541,408
Tranche C, 7.668%, 9/15/14 1                                                     2,500,000           2,541,408
--------------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.92%, 12/31/13 1                                                    15,000,001          15,240,736
--------------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.923%, 6/30/15 1                                                    3,000,000           3,091,500
--------------------------------------------------------------------------------------------------------------
Celanese Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B Add-On, 6.527%, 4/6/11 1                                              11,522,288          11,659,115
--------------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche C, 9.308%, 11/13/13 1                                         6,260,000           6,418,065


                   28 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 7.42%, 5/12/12 1                                                   $ 3,778,582      $    3,812,378
Tranche B4, 7.42%, 4/21/12 1                                                     1,361,808           1,373,988
Tranche C1, 7.92%, 5/12/13 1                                                     8,807,397           8,920,061
--------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.02%-6.08%, 12/31/12 1                                               8,000,000           8,056,248
--------------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Sec. Credit Facilities
Term Loan, 6.233%, 8/16/12 1                                                    33,492,336          33,712,146
--------------------------------------------------------------------------------------------------------------
Ineos Group Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 10/7/13 1,2                                                           9,500,000           9,642,500
Tranche C, 10/7/14 1,2                                                           9,500,000           9,642,500
--------------------------------------------------------------------------------------------------------------
Invista, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 6.375%, 4/27/11 1                                                    3,962,580           4,010,459
Tranche B2, 6.375%, 4/27/11 1                                                    3,122,145           3,159,870
--------------------------------------------------------------------------------------------------------------
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession,
Tranche B, 8.78%, 6/19/06 1,3                                                   15,000,000          15,262,500
--------------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 2/10/09 1  10,000,000          10,150,000
                                                                                                --------------
                                                                                                   149,234,882

--------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Builders FirstSource, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.03%, 8/11/11 1,3                                                    1,955,556           1,968,593
--------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.5%
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.75%-6.938%, 9/15/11 1                                               8,424,950           8,538,535
Tranche C, 8.813%, 4/7/12 1,3                                                    5,500,000           5,635,207
                                                                                                --------------
                                                                                                    14,173,742

--------------------------------------------------------------------------------------------------------------
METALS & MINING--1.4%
International Mill Service, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 7.28%, 12/31/10 1,3                                                   9,965,025          10,089,587
--------------------------------------------------------------------------------------------------------------
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.56%, 1/31/10 1                                                     17,383,750          17,438,074
--------------------------------------------------------------------------------------------------------------
Trout Coal Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.33%-7.57%, 3/14/11 1                                               15,163,982          14,983,910
                                                                                                --------------
                                                                                                    42,511,571

--------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Newpage Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.563%, 5/2/11 1  17,910,000          18,133,875
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.1%
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.8%
Alaska Communications Systems Group, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 6.527%, 2/1/12 1                                          10,000,000          10,113,750


                   29 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Conversent Communications LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.40%-8.56%, 5/1/11 1                                               $15,100,000      $   15,147,189
--------------------------------------------------------------------------------------------------------------
Hughes Network Systems, Inc., Sr. Sec. Credit Facilities
Term Loan, 8.375%, 4/22/12 1,3                                                  10,000,000          10,050,000
--------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., Sr. Sec. Credit Facilities
Term Loan, 11.264%, 12/1/11 1                                                   30,074,000          31,983,699
--------------------------------------------------------------------------------------------------------------
Ntelos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.12%-7.07%, 8/24/11 1                                               14,963,382          15,120,498
--------------------------------------------------------------------------------------------------------------
Qwest Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 9.22%, 6/30/07 1                                                     10,100,000          10,354,399
--------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.92%-7.11%, 11/30/10 1                                              10,000,000          10,170,830
--------------------------------------------------------------------------------------------------------------
WestCom Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 7.359%, 12/17/10 1,3                                                    131,945             132,193
Tranche B, 7.499%-7.541%, 12/17/10 1                                             4,774,772           4,783,725
--------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Sr. Sec. Credit Facilities
Term Loan, 10.60%, 7/15/09 1,3                                                   6,985,455           6,985,455
                                                                                                --------------
                                                                                                   114,841,738

--------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.3%
AAT Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.16%, 7/11/12 1                                                     20,000,000          20,187,500
--------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.89%-6.06%, 8/31/12 1                                               11,970,000          12,069,124
--------------------------------------------------------------------------------------------------------------
Intelsat Ltd., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.313%, 7/28/11 1                                                    10,000,000          10,109,380
--------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.027%, 12/1/10 1                                                    19,349,048          19,603,005
--------------------------------------------------------------------------------------------------------------
MetroPCS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 9.50%, 5/31/12 1                                                     17,500,000          18,083,328
--------------------------------------------------------------------------------------------------------------
PanAmSat Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.438%-6.489%, 8/20/11 1                                             19,975,114          20,234,790
                                                                                                --------------
                                                                                                   100,287,127

--------------------------------------------------------------------------------------------------------------
UTILITIES--6.9%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--6.3%
Boston Generating LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.777%, 10/11/11 1                                                   15,232,314          15,557,905
--------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.827%, 10/11/11 1                                                   3,200,000           3,368,000
--------------------------------------------------------------------------------------------------------------
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 10.385%, 8/26/09 1                                                   18,754,165          19,879,415
--------------------------------------------------------------------------------------------------------------
Guadalupe Power Plant, Inc., Sr. Sec. Credit Facilities Term Loan:
6.313%, 12/31/09 1,3                                                             9,698,636           9,310,691
7.89%, 12/31/09 1                                                                   23,459              22,521


                   30 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
KGen Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.152%, 9/1/11 1                                                               $26,313,687      $   26,313,687
--------------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 8.027%, 8/16/13 1                                                    24,500,000          24,890,481
--------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Credit Facilities Term Loan, 6.57%, 2/5/13 1         40,000,000          40,445,840
--------------------------------------------------------------------------------------------------------------
Quanta Services, Inc., Sr. Sec. Credit Facilities Term Loan, 7.50%, 6/19/08 1   15,630,505          15,806,348
--------------------------------------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC,
Sr. Sec. Credit Facilities Term Loan:
6/24/11 1,2                                                                      5,000,000           5,050,000
8.918%, 6/24/11 1,3                                                             22,938,841          23,168,229
8.918%, 6/24/11 1                                                                7,605,368           7,681,421
                                                                                                --------------
                                                                                                   191,494,538

--------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Calpine Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.135%, 4/1/09 1                                                     17,500,000          18,205,478
                                                                                                --------------
Total Corporate Loans (Cost $3,236,781,406)                                                      3,252,555,241

--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--4.0%
--------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., 8.59% Sr. Sec. Nts., 2/15/12 1                      13,000,000          13,357,500
--------------------------------------------------------------------------------------------------------------
Calpine Generating Co., 8.135% Sec. Nts., Series 1, 4/1/09 1                     3,337,000           3,470,466
--------------------------------------------------------------------------------------------------------------
CCO Holdings LLC/CCO Capital Corp., 8.616% Sr. Unsec. Nts., 12/15/10 1          10,000,000           9,825,000
--------------------------------------------------------------------------------------------------------------
FelCor Lodging LP, 8.83% Sr. Nts., 6/1/11 1,3                                   12,000,000          12,540,000
--------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.243% Nts., 5/18/06 1                         10,000,000           9,961,670
--------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 7.561% Nts., 11/15/13 1,3                                  6,000,000           6,150,000
--------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.777% Sr. Sec. Nts., 1/15/13 1,5                  5,000,000           4,825,000
--------------------------------------------------------------------------------------------------------------
SMART Modular Technologies, Inc., 9.885% Sr. Sec. Nts., 4/1/12 1,3              10,000,000          10,450,000
--------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 8.525% Sr. Unsec. Nts., 8/15/13 1,5                 17,000,000          17,722,500
--------------------------------------------------------------------------------------------------------------
Unova, Inc., 7% Unsec. Nts., 3/15/08 3                                          15,700,000          15,935,500
--------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 9.75% Sr. Sec. Nts., 5/1/09 1                         14,915,000          15,194,656
                                                                                                --------------
Total Corporate Bonds and Notes (Cost $117,582,420)                                                119,432,292


                                                                                     UNITS
--------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------------
Aladdin/OpBiz Gaming LLC Wts., Exp. 12/31/49 6 (Cost $0)                            32,265                 --


                   31 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.4%
--------------------------------------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/Value $13,137,000, with a maturity value of $13,138,584) with DB Alex Brown LLC, 4.34%, dated 1/31/06, to be repurchased at $13,138,584 on 2/1/06, collateralized by U.S. Treasury Bonds,
2.375%, 8/15/06 with a value of $13,406,146 (Cost $13,137,000)                 $13,137,000      $   13,137,000

---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,367,500,826)                                    111.9%      3,385,124,533
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                (11.9)       (359,967,092)
                                                                               --------------------------------
NET ASSETS                                                                           100.0%     $3,025,157,441
                                                                               ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. This Senior Loan will settle after February 28, 2006, at which time the interest rate will be determined.

3. Illiquid security. The aggregate value of illiquid securities as of January 31, 2006 was $1,157,806,029, which represents 38.27% of the Fund's net assets. See Note 6 of Notes to Financial Statements.

4. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $22,547,500 or 0.75% of the Fund's net assets as of January 31, 2006.

6. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2006
------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------
Investments, at value (cost $3,367,500,826)--see accompanying statement of
investments                                                                     $ 3,385,124,533
------------------------------------------------------------------------------------------------
Cash                                                                                  9,939,028
------------------------------------------------------------------------------------------------
Unrealized appreciation on unfunded loan commitments                                     35,013
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                     82,453,087
Interest, dividends and principal paydowns                                           24,618,641
Other                                                                                    18,113
                                                                                ----------------
Total assets                                                                      3,502,188,415

------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                33,406
------------------------------------------------------------------------------------------------
Unrealized depreciation on unfunded loan commitments                                     96,387
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                               293,855,926
Shares of beneficial interest redeemed                                              181,009,411
Distribution and service plan fees                                                      663,779
Dividends                                                                               584,627
Shareholder communications                                                              212,149
Transfer and shareholder servicing agent fees                                           191,798
Trustees' compensation                                                                    6,795
Other                                                                                   376,696
                                                                                ----------------
Total liabilities                                                                   477,030,974

------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $ 3,025,157,441
                                                                                ================

------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                      $       316,457
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                        3,057,570,416
------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                         (43,520)
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                        (50,214,838)
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                           17,528,926

------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $ 3,025,157,441
                                                                                ================


                   33 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,215,918,969 and 127,273,434 shares of beneficial interest outstanding)                 $9.55
Maximum offering price per share (net asset value plus sales charge of 3.50% of
offering price)                                                                           $9.90
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable early withdrawal charge)
and offering price per share (based on net assets of $328,035,403 and
34,323,632 shares of beneficial interest outstanding)                                     $9.56
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable early withdrawal charge)
and offering price per share (based on net assets of $1,481,202,066 and
154,859,836 shares of beneficial interest outstanding)                                    $9.56
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $1,003 and 105 shares of beneficial interest outstanding)                       $9.55

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------

Interest (net of foreign withholding taxes of $11,725)                          $   109,307,402
------------------------------------------------------------------------------------------------
Other income                                                                          1,108,327
------------------------------------------------------------------------------------------------
Dividends                                                                                 2,865
                                                                                ----------------
Total investment income                                                             110,418,594
------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------
Management fees                                                                       9,427,627
------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                               1,453,298
Class B                                                                               1,302,106
Class C                                                                               5,530,148
------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                 419,615
Class B                                                                                 227,099
Class C                                                                                 548,757
------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                  99,139
Class B                                                                                  62,728
Class C                                                                                 131,793
------------------------------------------------------------------------------------------------
Interest expense                                                                        507,427
------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                             340,902
------------------------------------------------------------------------------------------------
Trustees' compensation                                                                   23,522
------------------------------------------------------------------------------------------------
Administration service fees                                                                 750
------------------------------------------------------------------------------------------------
Other                                                                                   626,725
                                                                                ----------------
Total expenses                                                                       20,701,636
Less waivers and reimbursements of expenses                                          (2,733,707)
                                                                                ----------------
Net expenses                                                                         17,967,929
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                92,450,665
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------
Net realized loss on:
Investments                                                                          (1,078,636)
Swap contracts                                                                           (8,342)
                                                                                ----------------
Net realized loss                                                                    (1,086,978)
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                           5,561,168
Swap contracts                                                                          (33,406)
Unfunded loan commitments                                                               (81,852)
                                                                                ----------------
Net change in unrealized appreciation                                                 5,445,910
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $    96,809,597
                                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   35 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS              YEAR
                                                                        ENDED             ENDED
                                                             JANUARY 31, 2006          JULY 31,
                                                                  (UNAUDITED)              2005
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income                                         $    92,450,665   $   114,764,840
------------------------------------------------------------------------------------------------
Net realized loss                                                  (1,086,978)      (10,412,104)
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               5,445,910           443,530
                                                              ----------------------------------
Net increase in net assets resulting from operations               96,809,597       104,796,266

------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                           (38,181,603)      (43,089,683)
Class B                                                           (10,238,575)      (16,346,208)
Class C                                                           (44,029,789)      (53,708,395)
Class Y                                                                   (13)               --

------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                           175,512,396       666,081,728
Class B                                                           (16,848,165)       68,117,677
Class C                                                           128,393,188       739,099,855
Class Y                                                                 1,000                --

------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------
Total increase                                                    291,418,036     1,464,951,240
------------------------------------------------------------------------------------------------
Beginning of period                                             2,733,739,405     1,268,788,165
                                                              ----------------------------------
End of period (including accumulated net investment loss
of $43,520 and $44,205, respectively)                         $ 3,025,157,441   $ 2,733,739,405
                                                              ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   36 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2006
------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      $    96,809,597
------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                (5,877,102,519)
Proceeds from disposition of investment securities                                5,648,465,105
Premium amortization                                                                  1,592,420
Discount accretion                                                                     (239,191)
Net realized loss on investments                                                      1,086,978
Net change in unrealized appreciation on investments, swap contracts
and unfunded loan commitments                                                        (5,445,910)
Increase in interest receivable                                                      (6,377,190)
Increase in other assets                                                                (11,598)
Decrease in payable for accrued expenses                                               (192,651)
                                                                                ----------------
Net cash used in operating activities                                              (141,414,959)

------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
------------------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                        603,300,000
Payments on bank borrowing                                                         (603,300,000)
Proceeds from shares sold                                                           636,548,377
Payment on shares redeemed                                                         (457,207,636)
Cash distributions paid                                                             (31,840,987)
                                                                                ----------------
Net cash provided by financing activities                                           147,499,754
------------------------------------------------------------------------------------------------
Net increase in cash                                                                  6,084,795
------------------------------------------------------------------------------------------------
Cash, beginning balance                                                               3,854,233
                                                                                ----------------
Cash, ending balance                                                            $     9,939,028
                                                                                ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $61,358,189.

Cash paid for interest on bank borrowings--$507,427.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   37 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                             YEAR
                                                   ENDED                                                            ENDED
                                        JANUARY 31, 2006                                                         JULY 31,
 CLASS A                                     (UNAUDITED)           2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $     9.54     $     9.56     $   9.24      $  9.03     $  9.51     $  9.96
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .31 1          .53 1        .49          .55         .54         .80
Net realized and unrealized gain (loss)              .01           (.02)         .30          .14        (.50)       (.46)
                                              ----------------------------------------------------------------------------
Total from investment operations                     .32            .51          .79          .69         .04         .34
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.31)          (.53)        (.47)        (.48)       (.52)       (.79)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     9.55     $     9.54     $   9.56      $  9.24     $  9.03     $  9.51
                                              ============================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  3.42%          5.45%        8.78%        7.91%       0.44%       3.52%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $1,215,919     $1,038,746     $376,001      $44,028     $33,905     $44,985
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $1,169,902     $  776,029     $146,224      $35,298     $41,195     $41,457
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               6.47%          5.63%        5.56%        6.23%       5.84%       8.11%
Total expenses                                      1.06%          1.09%        1.19%        1.39%       1.42%       1.20%
Expenses after payments and waivers and
reduction to custodian expenses                     0.88%          0.89%        0.99%        1.19%       1.22%       1.00%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               50%           114%         155%         121% 4       92%        47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The previously reported portfolio turnover rate of 9% has been restated based upon a calculation methodology that is consistent with the other periods presented herein. This methodology includes certain loans that were previously considered short-term, and therefore excluded from the calculation, due to an interest rate reset feature.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   38 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                              SIX MONTHS                                                             YEAR
                                                   ENDED                                                            ENDED
                                        JANUARY 31, 2006                                                         JULY 31,
CLASS B                                      (UNAUDITED)           2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   9.54       $   9.56     $   9.24     $   9.04    $   9.51    $   9.97
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .28 1          .48 1        .46          .52         .49         .76
Net realized and unrealized gain (loss)              .03           (.02)         .28          .11        (.49)       (.47)
                                                --------------------------------------------------------------------------
Total from investment operations                     .31            .46          .74          .63          --         .29
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.29)          (.48)        (.42)        (.43)       (.47)       (.75)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $   9.56       $   9.54     $   9.56     $   9.24    $   9.04    $   9.51
                                                ==========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  3.23%          4.86%        8.18%        7.21%       0.05%       2.96%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $328,035       $344,337     $277,043     $157,057    $176,760    $220,328
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $344,526       $327,996     $201,260     $163,238    $206,869    $177,025
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               5.90%          5.06%        5.04%        5.70%       5.33%       7.56%
Total expenses                                      1.65%          1.66%        1.76%        1.93%       1.92%       1.64%
Expenses after payments and waivers and
reduction to custodian expenses                     1.46%          1.46%        1.56%        1.73%       1.72%       1.44%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               50%           114%         155%         121% 4        92%        47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The previously reported portfolio turnover rate of 9% has been restated based upon a calculation methodology that is consistent with the other periods presented herein. This methodology includes certain loans that were previously considered short-term, and therefore excluded from the calculation, due to an interest rate reset feature.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   39 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                            YEAR
                                                   ENDED                                                            ENDED
                                        JANUARY 31, 2006                                                         JULY 31,
CLASS C                                      (UNAUDITED)           2005         2004         2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $     9.55     $     9.57     $   9.25     $   9.04    $   9.51   $    9.97
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .29 1          .48 1        .45          .52         .50         .76
Net realized and unrealized gain (loss)              .01           (.02)         .29          .12        (.50)       (.47)
                                                --------------------------------------------------------------------------
Total from investment operations                     .30            .46          .74          .64          --         .29
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.29)          (.48)        (.42)        (.43)       (.47)       (.75)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     9.56     $     9.55     $   9.57     $   9.25    $   9.04   $    9.51
                                                ==========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  3.16%          4.92%        8.21%        7.35%       0.05%       2.96%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $1,481,202     $1,350,656     $615,744     $207,433    $236,111   $ 350,126
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $1,463,840     $1,065,783     $346,347     $210,987    $303,123   $ 323,725
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               5.97%          5.11%        5.05%        5.73%       5.37%       7.60%
Total expenses                                      1.57%          1.60%        1.71%        1.91%       1.92%       1.65%
Expenses after payments and waivers and
reduction to custodian expenses                     1.39%          1.40%        1.51%        1.71%       1.72%       1.45%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               50%           114%         155%         121% 4       92%         47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The previously reported portfolio turnover rate of 9% has been restated based upon a calculation methodology that is consistent with the other periods presented herein. This methodology includes certain loans that were previously considered short-term, and therefore excluded from the calculation, due to an interest rate reset feature.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   40 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                        PERIOD
                                                                         ENDED
                                                            JANUARY 31, 2006 1
CLASS Y                                                            (UNAUDITED)
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $   9.54
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                      .11 2
Net realized and unrealized gain                                           .02
                                                                     -----------
Total from investment operations                                           .13
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                      (.12)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $   9.55
                                                                      ==========

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                        1.39%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $      1
--------------------------------------------------------------------------------
Average net assets (in thousands)                                     $      1
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                     7.33%
Total expenses                                                            0.55%
Expenses after waivers and reimbursements and
reduction to custodian expenses                                           0.36%
--------------------------------------------------------------------------------
Portfolio turnover rate                                                     50%

1. For the period from November 28, 2005 (inception of offering) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   41 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Senior Floating Rate Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund seeks as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to an early withdrawal charge (EWC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a EWC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the end of the month in which you purchase them.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are


                   42 | OPPENHEIMER SENIOR FLOATING RATE FUND valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

--------------------------------------------------------------------------------
SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets
(plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.


                   43 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      As of January 31, 2006, securities with an aggregate market value of $3,252,555,241, representing 107.52% of the Fund's net assets were comprised of Senior Loans, of which $1,112,730,529 representing 36.78% of the Fund's net assets, were illiquid.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. Senior Loans are subject to credit risk. Credit risk relates to the ability of the borrower under a Senior Loan to make interest and principal payments as they become due. The Fund's investments in Senior Loans are subject to risk of default. As of January 31, 2006, securities with an aggregate market value of $15,176,790, representing 0.50% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                   44 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $48,866,838 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2006, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended July 31, 2005, the Fund utilized $3,066,072 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2005, the Fund had available for federal income tax purposes post-October losses of $11,011,190 and unused capital loss carryforwards as follows:

                        Expiring
                        -------------------------------
                        2010              $  10,765,372
                        2011                 26,003,298
                                          -------------
                        Total             $  36,768,670
                                          =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded


                   45 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund at a rate equal to the Federal Funds Rate. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At January 31, 2006, the Fund had $3 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S.
generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has adopted the following fundamental policies concerning periodic repurchase offers:


                   46 | OPPENHEIMER SENIOR FLOATING RATE FUND

      o The Fund will make periodic Repurchase Offers, pursuant to Rule 23c-3 under the Investment Company Act of 1940 (as that rule may be amended from time to time).

      o Repurchase offers shall be made at periodic intervals of three months between Repurchase Request Deadlines. The Deadlines will be at the time on a regular business day (normally the last regular business day) in the months of January, April, July and October to be determined by the Fund's Board of Trustees.

      o The Repurchase Pricing Date for a particular Repurchase Offer shall be not more than 14 days after the Repurchase Request Deadline for the Repurchase Offer. If that day is not a normal business day, then the Repurchase Pricing Date will be the following regular business day.

Each quarter, the Fund's Board will determine the number of shares that the Fund will offer to repurchase in a particular Repurchase Offer. The Repurchase Offer Amount will be at least 5% but not more than 25% of the total number of shares of all classes of the Fund (in the aggregate) outstanding on the Repurchase Request Deadline. If shareholders tender more than the Repurchase Offer Amount for a particular Repurchase Offer, the Fund may repurchase up to an additional 2% of the shares outstanding on the Repurchase Request Deadline.

For the six months ended January 31, 2006, the Fund extended two Repurchase
Offers:

                               PERCENTAGE OF        AMOUNT OF
      REPURCHASE          OUTSTANDING SHARES       SHARES THE        NUMBER OF
      REQUEST               THE FUND OFFERED     FUND OFFERED  SHARES TENDERED
      DEADLINES                TO REPURCHASE    TO REPURCHASE    (ALL CLASSES)
      ------------------------------------------------------------------------
      October 31, 2005                    20%      60,858,912       19,544,730
      January 31, 2006                    20       63,273,202       21,224,327

The Fund is authorized to issue an unlimited number of shares of each class and at the date of this report has registered 703,615,584 shares, par value $0.001 each. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED JANUARY 31, 2006 1           YEAR ENDED JULY 31, 2005
                                       SHARES              AMOUNT         SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                               35,102,008      $  335,301,524     88,829,120      $  850,199,762
Dividends and/or
distributions reinvested            2,576,640          24,615,032      3,041,815          29,063,026
Repurchased                       (19,311,721)       (184,404,160)   (22,302,293)       (213,181,060)
                                 --------------------------------------------------------------------
Net increase                       18,366,927      $  175,512,396     69,568,642      $  666,081,728
                                 ====================================================================


                   47 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                              SIX MONTHS ENDED JANUARY 31, 2006 1           YEAR ENDED JULY 31, 2005
                                       SHARES              AMOUNT         SHARES              AMOUNT
CLASS B
-----------------------------------------------------------------------------------------------------
Sold                                2,748,852      $   26,257,870     12,098,323      $  115,828,765
Dividends and/or
distributions reinvested              737,004           7,043,191      1,132,369          10,829,378
Repurchased                        (5,247,670)        (50,149,226)    (6,120,311)        (58,540,466)
                                 --------------------------------------------------------------------
Net increase (decrease)            (1,761,814)     $  (16,848,165)     7,110,381      $   68,117,677
                                 ====================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                               28,754,565      $  274,987,983     92,843,309      $  889,756,237
Dividends and/or
distributions reinvested            3,105,672          29,699,966      3,736,525          35,751,426
Repurchased                       (18,443,307)       (176,294,761)   (19,487,048)       (186,407,808)
                                 --------------------------------------------------------------------
Net increase                       13,416,930      $  128,393,188     77,092,786      $  739,099,855
                                 ====================================================================

-----------------------------------------------------------------------------------------------------
CLASS Y
Sold                                      105      $        1,000             --      $           --
Dividends and/or
distributions reinvested                   --                  --             --                  --
Repurchased                                --                  --             --                  --
                                 -------------------------------------------------------------------
Net increase                              105      $        1,000             --      $           --
                                 ====================================================================

1. For the six months ended January 31, 2006, for Class A, Class B and Class C and for the period from November 28, 2005 (inception of offering) to January 31, 2006 for Class Y.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2006, were as follows:

                                          PURCHASES                 SALES
      -------------------------------------------------------------------
      Investment securities          $1,883,890,993        $1,558,498,610

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per


                   48 | OPPENHEIMER SENIOR FLOATING RATE FUND account fee. For the six months ended January 31, 2006, the Fund paid $1,196,611 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Board of Trustees has currently set that fee rate at 0.50% of average annual net assets of the respective class per year under each plan but may increase it up to 0.75% in the future. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B and Class C shares were $7,169,639 and $22,671,438, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and early withdrawal charges (EWC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the EWC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                   49 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                           CLASS A        CLASS B       CLASS C
                            CLASS A          EARLY          EARLY         EARLY
                          FRONT-END     WITHDRAWAL     WITHDRAWAL    WITHDRAWAL
                      SALES CHARGES        CHARGES        CHARGES       CHARGES
SIX MONTHS              RETAINED BY    RETAINED BY    RETAINED BY   RETAINED BY
ENDED                   DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR   DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2006           $398,242        $10,721       $135,528      $178,187

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective January 1, 2006, the Manager reduced its voluntary waiver of management fees from 0.20% of average annual net assets to 0.10% of average annual net assets. As a result of this agreement, the Fund was reimbursed $2,733,707 for the six months ended January 31, 2006. The Manager may amend or terminate this voluntary waiver at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

      As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit default swaps as of January 31, 2006 is as follows:

                                                                     NOTIONAL      ANNUAL
                                                                       AMOUNT    INTEREST
                                                  REFERENCED      RECEIVED BY   RATE PAID
                                                        DEBT    THE FUND UPON      BY THE       UNREALIZED
 COUNTERPARTY                                     OBLIGATION     CREDIT EVENT        FUND     DEPRECIATION
----------------------------------------------------------------------------------------------------------
Credit Suisse First                 The Neiman Marcus Group,
Boston, Inc. (Nassau Branch)               Inc. Secured Loan       $2,000,000        1.95%      $   33,406

      As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference


                   50 | OPPENHEIMER SENIOR FLOATING RATE FUND between the value of the security received and the notional amount paid is recorded as realized loss. As of January 31, 2006, there were no such credit default swaps outstanding.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of January 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Most Senior Loans and many of the Fund's other investments are illiquid.

--------------------------------------------------------------------------------
7. LOAN COMMITMENTS

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $45,025,913 at January 31, 2006. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments. Commitments of $30,651,153 are contractually obligated to fund by a specified date and have been included as Corporate Loans in the Statement of Investments.

      The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities.

                                                     COMMITMENT
                                     INTEREST       TERMINATION      UNFUNDED       UNREALIZED        UNREALIZED
                                         RATE             DATES        AMOUNT     APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
Delphi Corp., Sr. Sec. Credit
Facilities Revolving Credit
Loan                                     5.00%          6/18/09  $    758,003          $34,596         $     --
-----------------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr.
Sec. Credit Facilities Pre-
Petition Revolving Credit
Loan, Tranche B                          1.75          12/30/06       666,757              417            5,156
-----------------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc.,
Sr. Sec. Credit Facilities
Revolving Credit Loan                    0.67          11/25/09     9,700,000               --           42,113
-----------------------------------------------------------------------------------------------------------------
TriMas Corp., Sr. Sec.
Credit Facilities Revolving
Credit Loan                              3.50          12/31/07     3,250,000               --           49,118
                                                                 ------------------------------------------------
                                                                 $ 14,374,760          $35,013         $ 96,387
                                                                 ================================================

--------------------------------------------------------------------------------
8. BORROWINGS

The Fund can borrow money in an amount up to 33 1/3% of its total assets (after counting the assets purchased with the amount borrowed). The Fund may borrow if necessary to obtain short-term credit to allow it to repurchase shares during Repurchase Offers, to manage cash flows, and to fund additional purchase commitments under Senior Loans.


                   51 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. BORROWINGS Continued

      The Fund may also borrow to acquire additional investments (a technique known as "leverage"). Effective January 21, 2005, the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates. The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the six months ended January 31, 2006, the average daily loan balance was $27,165,824 at an average daily interest rate of 3.676%. The Fund had no borrowings outstanding at January 31, 2006. The Fund had gross borrowings and gross loan repayments of $603,300,000 and $603,300,000 respectively, during the six months ended January 31, 2006. The maximum amount of borrowings outstanding at any month-end during the six months ended January 31, 2006 was $46,800,000. The Fund paid $176,130 in fees and $507,427 in interest during the six months ended January 31, 2006.

--------------------------------------------------------------------------------
9. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the Oppenheimer funds including the Fund, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   52 | OPPENHEIMER SENIOR FLOATING RATE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and
Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   53 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                   54 | OPPENHEIMER SENIOR FLOATING RATE FUND

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur J. Zimmer, Joseph Welsh and Margaret Hui and the Manager's leveraged loan investment team and analysts. Messrs. Zimmer and Welsh and Ms. Hui have had over 30 years, 14 years and 19 years of experience, respectively, managing fixed income investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other leveraged closed end loan participation funds advised by other investment advisers. The Board noted that the Fund's one-year performance was better than its peer group median. However its three-year and five-year performance were below its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other leveraged closed end loan participation funds and other funds with comparable asset levels and distribution features. The Board noted that


                   55 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

the Fund's contractual and actual management fees and total expenses are all lower than its peer group median and average. The Manager had voluntarily reduced its management fee by 0.20% during the past year but, effective January 1, 2006, the Manager reduced its voluntary waiver to 0.10%. In light of the improvement in the Fund's performance, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board reviewed whether the Fund's advisory fee shares with shareholders economies of scale that the Manager may realize in managing and supporting the Fund. The Board noted the Fund's breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   56 | OPPENHEIMER SENIOR FLOATING RATE FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to semiannual reports.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006